UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 900 Third Avenue
         Suite 200
         New York, NY  10022

13F File Number:  028-11675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel Jed Rubin
Title:     General Counsel
Phone:     212-340-7330

Signature, Place, and Date of Signing:

 /s/    Samuel Jed Rubin     New York, NY/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $219,338 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     8508   171500 SH       SOLE                   171500        0        0
BANCOLOMBIA S A                SPON ADR PREF    05968L102     8134   125798 SH       SOLE                   125798        0        0
BANKUNITED INC                 COM              06652K103     6588   263505 SH       SOLE                   263505        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    19562  1332541 SH       SOLE                  1332541        0        0
CEMENTOS PACASMAYO S A A       SPON ADR REP 5   15126Q109      687    60000 SH       SOLE                    60000        0        0
CITIGROUP INC                  UNIT 99/99/9999  172967416    26566   256600 SH       SOLE                   256600        0        0
GRAN TIERRA ENERGY INC         COM              38500T101    90579 14384505 SH       SOLE                 14384505        0        0
METLIFE INC                    UNIT 99/99/9999  59156R116    14513   205213 SH       SOLE                   205213        0        0
NORTEL INVERSORA S A           SPON ADR PFD B   656567401     1313    62955 SH       SOLE                    62955        0        0
TELECOM ARGENTINA S A          SPON ADR REP B   879273209     4462   251794 SH       SOLE                   251794        0        0
TELEFONICA BRASIL SA           SPONSORED ADR    87936R106     8821   287994 SH       SOLE                   287994        0        0
WALTER ENERGY INC              COM              93317Q105    29605   500000 SH  CALL SOLE                   500000        0        0